Acquisition of Business	12 Months Ended
Dec. 31, 2025
Acquisition of Business [Abstract]
ACQUISITION OF BUSINESS:

NOTE 3:- ACQUISITION OF BUSINESS:

A.	Acquisition of Proteus’ share in a joint venture

On July 7, 2013, the Company entered into a profit-sharing agreement with Proteus Ltd (Proteus), providing for the joint market and sale of certain products.

On April 2, 2023, Proteus sold the Company its share in the joint activity in consideration of $723, of which $138 was paid on signing and the rest was paid in monthly installments during a two-year period.

Pursuant to the sale agreement, Proteus was required to gradually phase out its marketing and sale of the products until the end of 2023.

During 2024, the Company recognized an impairment in the amount of $189 regarding the remaining balance of Distribution rights related to the 2023 Proteus acquisition.

B.	Acquisition of certain distribution rights

On May 31, 2023, the Company entered into an agreement with Microwave Ltd. for the purchase of its distribution rights for certain products, in consideration of $38, paid at signing.